Portfolio of investments—June 30, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 94.19%
Communication services: 0.87%
Interactive media & services: 0.43%
Ziff Davis, Inc.†	335,000	$23,470,100
Media: 0.44%
DallasNews Corp.	436,597	1,698,362
Thryv Holdings, Inc.†	885,600	21,785,760
		23,484,122
Consumer discretionary: 5.42%
Automobile components: 0.57%
Atmus Filtration Technologies, Inc.†	376,615	8,270,465
Holley, Inc.†	5,500,000	22,495,000
		30,765,465
Hotels, restaurants & leisure: 2.67%
Denny’s Corp.♠†	4,692,012	57,805,588
Dine Brands Global, Inc.♠	902,743	52,386,176
Jack in the Box, Inc.	345,046	33,652,336
		143,844,100
Household durables: 1.29%
Helen of Troy Ltd.†#	641,693	69,315,678
Textiles, apparel & luxury goods: 0.89%
Delta Apparel, Inc.♠†	602,202	6,311,077
Levi Strauss & Co. Class A	862,448	12,445,125
Steven Madden Ltd.	889,600	29,081,024
		47,837,226
Consumer staples: 9.01%
Beverages: 0.71%
Primo Water Corp.	3,041,189	38,136,510
Food products: 4.55%
J & J Snack Foods Corp.♠	1,024,537	162,245,679
Nomad Foods Ltd.†	3,674,328	64,374,227
Tootsie Roll Industries, Inc.	520,811	18,441,917
		245,061,823
Household products: 3.75%
Central Garden & Pet Co.†	800,922	31,051,746
Central Garden & Pet Co. Class A†	1,292,751	47,133,702
Spectrum Brands Holdings, Inc.#	1,584,482	123,668,820
		201,854,268
Energy: 6.66%
Energy equipment & services: 1.70%
Forum Energy Technologies, Inc.†	189,844	4,858,108
See accompanying notes to portfolio of investments
Allspring Special Small Cap Value Fund  | 1

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Energy equipment & services (continued)
Liberty Energy, Inc.	2,025,471	$27,080,547
Patterson-UTI Energy, Inc.#	4,993,948	59,777,558
		91,716,213
Oil, gas & consumable fuels: 4.96%
Berry Corp.	2,144,286	14,752,688
Callon Petroleum Co.†	529,730	18,577,631
Chord Energy Corp.#	347,712	53,478,106
Enerplus Corp.	650,400	9,411,288
Magnolia Oil & Gas Corp. Class A	2,229,200	46,590,280
Nordic American Tankers Ltd.	3,182,411	11,679,448
Northern Oil & Gas, Inc.#	1,087,870	37,335,698
SM Energy Co.	444,300	14,053,209
Southwestern Energy Co.†#	10,144,480	60,968,325
		266,846,673
Financials: 15.88%
Banks: 6.12%
Associated Banc-Corp.	2,209,756	35,864,340
CVB Financial Corp.#	759,000	10,079,520
First Hawaiian, Inc.	1,139,858	20,528,843
Hancock Whitney Corp.	1,589,488	61,004,549
Renasant Corp.	1,190,374	31,104,473
SouthState Corp.	925,795	60,917,311
UMB Financial Corp.	1,478,249	90,025,364
Webster Financial Corp.	523,600	19,765,900
		329,290,300
Capital markets: 1.12%
Capitol Investment Corp.†	1,250,000	247,000
GlassBridge Enterprises, Inc.♠♦†	1,527	8,399
MidCap Financial Investment Corp.	1,868,286	23,465,672
New Mountain Finance Corp.	2,508,850	31,210,094
Pershing Square Tontine Holdings Ltd.♦†	1,415,995	1
Westwood Holdings Group, Inc.	445,883	5,528,949
		60,460,115
Financial services: 1.01%
Euronet Worldwide, Inc.†	188,300	22,100,771
Jackson Financial, Inc. Class A	1,058,793	32,409,654
		54,510,425
Insurance: 4.62%
Enstar Group Ltd.†	323,602	79,036,553
Hanover Insurance Group, Inc.	607,577	68,674,428
National Western Life Group, Inc. Class A	65,677	27,292,734
ProAssurance Corp.†	1,185,500	17,889,195
Stewart Information Services Corp.	1,354,202	55,711,870
		248,604,780
See accompanying notes to portfolio of investments
2 | Allspring Special Small Cap Value Fund

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Mortgage real estate investment trusts (REITs): 3.01%
AGNC Investment Corp.	5,081,142	$51,471,968
Apollo Commercial Real Estate Finance, Inc.	2,076,690	23,508,131
New York Mortgage Trust, Inc.	3,007,901	29,838,378
Two Harbors Investment Corp.	4,125,986	57,268,686
		162,087,163
Health care: 4.75%
Health care equipment & supplies: 1.37%
Enovis Corp.†	504,800	32,367,776
Varex Imaging Corp.†	1,759,989	41,482,941
		73,850,717
Health care providers & services: 1.46%
AMN Healthcare Services, Inc.†	121,300	13,236,256
Patterson Cos., Inc.	1,248,451	41,523,480
Premier, Inc. Class A	867,637	23,998,840
		78,758,576
Life sciences tools & services: 0.99%
Azenta, Inc.†	1,135,641	53,011,722
Pharmaceuticals: 0.93%
Perrigo Co. PLC	329,051	11,171,281
Prestige Consumer Healthcare, Inc.†	656,026	38,987,625
		50,158,906
Industrials: 30.45%
Aerospace & defense: 0.63%
Parsons Corp.†	707,516	34,059,820
Air freight & logistics: 0.29%
GXO Logistics, Inc.†	247,457	15,545,249
Building products: 7.73%
CSW Industrials, Inc.	721,963	119,983,031
Griffon Corp.	1,230,710	49,597,613
Janus International Group, Inc.†	2,650,402	28,253,285
Quanex Building Products Corp.♠	2,765,580	74,255,823
Simpson Manufacturing Co., Inc.	534,231	73,990,994
UFP Industries, Inc.	724,259	70,289,336
		416,370,082
Commercial services & supplies: 2.01%
ACCO Brands Corp.	3,860,400	20,112,684
Custom Truck One Source, Inc.†	3,475,000	23,421,500
Ennis, Inc.	1,255,222	25,581,424
Matthews International Corp. Class A	237,764	10,133,502
Viad Corp.♠†	1,083,808	29,132,759
		108,381,869
See accompanying notes to portfolio of investments
Allspring Special Small Cap Value Fund  | 3

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Construction & engineering: 1.73%
API Group Corp.†	2,752,367	$75,029,524
MDU Resources Group, Inc.	862,900	18,069,126
		93,098,650
Electrical equipment: 1.18%
Atkore, Inc.†#	375,869	58,613,012
Babcock & Wilcox Enterprises, Inc.†	833,859	4,919,768
		63,532,780
Ground transportation: 0.75%
Werner Enterprises, Inc.	910,889	40,243,076
Machinery: 11.88%
Alamo Group, Inc.	212,349	39,053,105
Columbus McKinnon Corp.	800,317	32,532,886
Crane NXT Co.	112,018	6,322,296
Douglas Dynamics, Inc.♠	1,884,021	56,294,547
Franklin Electric Co., Inc.	1,608,269	165,490,880
Hillenbrand, Inc.	460,057	23,591,723
Hillman Group†	3,622,900	32,642,329
Hillman Solutions Corp.†	2,423,462	21,835,393
Kadant, Inc.	275,089	61,097,267
Mayville Engineering Co., Inc.♠†	1,645,724	20,505,721
Mueller Industries, Inc.#	2,067,514	180,452,622
		639,818,769
Professional services: 3.20%
CBIZ, Inc.†	845,361	45,040,834
Concentrix Corp.#	290,300	23,441,725
Korn Ferry	1,109,537	54,966,463
Maximus, Inc.	576,100	48,686,211
		172,135,233
Trading companies & distributors: 1.05%
Air Lease Corp.	937,600	39,238,560
Core & Main, Inc. Class A†	264,087	8,276,486
Custom Truck One Source, Inc.†	1,298,193	8,749,821
		56,264,867
Information technology: 3.88%
Communications equipment: 0.02%
Viavi Solutions, Inc.†#	100,000	1,133,000
Electronic equipment, instruments & components: 2.17%
Belden, Inc.	1,220,478	116,738,721
IT services: 1.14%
Global Blue Group Holding AG†	4,536,904	22,140,091
Kyndryl Holdings, Inc.†	2,983,489	39,620,734
		61,760,825
See accompanying notes to portfolio of investments
4 | Allspring Special Small Cap Value Fund

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment: 0.07%
Diodes, Inc.†#	40,300	$3,727,347
Software: 0.48%
E2open Parent Holdings, Inc.†	3,895,645	21,815,612
Synchronoss Technologies, Inc.†	4,320,000	4,013,712
		25,829,324
Materials: 16.00%
Chemicals: 9.80%
Avient Corp.	3,353,084	137,141,136
Ecovyst, Inc.†	4,158,414	47,655,424
Element Solutions, Inc.	533,792	10,248,806
Innospec, Inc.♠	1,687,894	169,532,073
Mativ Holdings, Inc.♠	3,143,646	47,531,928
Minerals Technologies, Inc.	320,056	18,464,031
NewMarket Corp.	241,530	97,124,044
		527,697,442
Construction materials: 3.18%
Eagle Materials, Inc.	875,375	163,187,407
Knife River Corp.†	188,275	8,189,963
		171,377,370
Containers & packaging: 3.02%
Myers Industries, Inc.	1,703,460	33,098,227
Silgan Holdings, Inc.	1,505,465	70,591,254
TriMas Corp.♠	2,141,763	58,877,065
		162,566,546
Real estate: 0.52%
Residential REITs : 0.52%
Elme Communities	1,713,009	28,161,868
Utilities: 0.75%
Electric utilities: 0.75%
Hawaiian Electric Industries, Inc.	1,111,164	40,224,137
Total common stocks (Cost $4,277,808,075)		5,071,731,857
Investment companies: 1.12%
Exchange-traded funds: 1.12%
iShares Russell 2000 Value ETF	429,500	60,473,600
Total investment companies (Cost $57,532,558)		60,473,600
See accompanying notes to portfolio of investments
Allspring Special Small Cap Value Fund  | 5

Portfolio of investments—June 30, 2023 (unaudited)

		Yield	Shares	Value
Short-term investments: 3.99%
Investment companies: 3.99%
Allspring Government Money Market Fund Select Class♠∞		5.02%	214,633,489	$214,633,489
Total short-term investments (Cost $214,633,489)				214,633,489
Total investments in securities (Cost $4,549,974,122)	99.30%			5,346,838,946
Other assets and liabilities, net	0.70			37,765,186
Total net assets	100.00%			$5,384,604,132

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments
6 | Allspring Special Small Cap Value Fund

Portfolio of investments—June 30, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Common stocks
Central Garden & Pet Co.*,†	$32,984,401	$0	$(87,365)	$(43,272)	$(1,802,018)	$31,051,746	800,922	$0
CSW Industrials, Inc.*	117,654,677	0	(19,831,876)	5,474,407	16,685,823	119,983,031	721,963	159,593
DallasNews Corp.*	1,929,759	0	0	0	(231,397)	1,698,362	436,597	69,856
Delta Apparel, Inc.†	6,624,222	0	0	0	(313,145)	6,311,077	602,202	0
Denny’s Corp.†	51,381,890	1,153,003	(135,307)	(17,728)	5,423,730	57,805,588	4,692,012	0
Dine Brands Global, Inc.	62,245,237	0	(1,118,838)	(501,221)	(8,239,002)	52,386,176	902,743	461,419
Douglas Dynamics, Inc.	59,953,870	111,727	0	0	(3,771,050)	56,294,547	1,884,021	555,786
Ennis, Inc.*	26,434,670	101,974	(61,576)	(2,673)	(890,971)	25,581,424	1,255,222	313,356
GlassBridge Enterprises, Inc.†	13,758	0	0	0	(5,359)	8,399	1,527	0
Innospec, Inc.	175,472,681	0	(2,091,354)	(65,067)	(3,784,187)	169,532,073	1,687,894	1,176,308
J & J Snack Foods Corp.	153,057,456	0	(1,245,589)	(242,490)	10,676,302	162,245,679	1,024,537	717,176
Mativ Holdings, Inc.	67,950,618	737,880	(1,280,205)	(127,822)	(19,748,543)	47,531,928	3,143,646	1,248,778
Mayville Engineering Co., Inc.†	24,609,406	321,515	(422,490)	(43,913)	(3,958,797)	20,505,721	1,645,724	0
Mueller Industries, Inc.*	182,532,697	0	(34,282,913)	21,308,107	10,894,731	180,452,622	2,067,514	712,114
Quanex Building Products Corp.	60,272,804	0	(834,364)	(75,812)	14,893,195	74,255,823	2,765,580	221,246
Trimas Corp.	59,828,319	0	(146,503)	(20,200)	(784,551)	58,877,065	2,141,763	85,671
Viad Corp.†	22,644,911	0	(51,163)	(35,663)	6,574,674	29,132,759	1,083,808	0
Westwood Holdings Group, Inc.*	5,007,316	0	(9,818)	(44,974)	576,425	5,528,949	445,883	66,882
Short-term investments
Allspring Government Money Market Fund Select Class	151,876,865	317,776,616	(255,019,992)	0	0	214,633,489	214,633,489	2,488,772
Investments in affiliates no longer held at end of period
Tupperware Brands Corp.†	2,254,605	0	(1,245,629)	(18,292,322)	17,283,346	0	0	0
				$7,269,357	$39,479,206	$1,313,816,458		$8,276,957

*	No longer an affiliate of the Fund at the end of the period.
†	Non-income-earning security
Written options
Description	Counterparty	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Call
Atkore, Inc.	Bank of America Securities, Inc.	(250)	$(3,875,000)	$155.00	7-21-2023	$(126,250)
Atkore, Inc.	Bank of America Securities, Inc.	(250)	(4,000,000)	160.00	8-18-2023	(200,000)
Atkore, Inc.	Bank of America Securities, Inc.	(250)	(4,125,000)	165.00	8-18-2023	(147,500)
Chord Energy Corp.	Bank of America Securities, Inc.	(100)	(1,550,000)	155.00	8-18-2023	(65,000)
CVB Financial Corp.	Bank of America Securities, Inc.	(1,000)	(1,500,000)	15.00	7-21-2023	(15,000)
Helen of Troy Ltd.	Bank of America Securities, Inc.	(250)	(2,750,000)	110.00	7-21-2023	(138,750)
Helen of Troy Ltd.	Bank of America Securities, Inc.	(150)	(1,725,000)	115.00	8-18-2023	(76,500)
Mueller Industries, Inc.	Bank of America Securities, Inc.	(250)	(2,000,000)	80.00	7-21-2023	(195,000)
Mueller Industries, Inc.	Bank of America Securities, Inc.	(250)	(2,125,000)	85.00	7-21-2023	(102,500)
Mueller Industries, Inc.	Bank of America Securities, Inc.	(250)	(2,250,000)	90.00	8-18-2023	(79,375)
See accompanying notes to portfolio of investments
Allspring Special Small Cap Value Fund  | 7

Portfolio of investments—June 30, 2023 (unaudited)

Written options
Description	Counterparty	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Call (continued)
Northern Oil & Gas, Inc.	Bank of America Securities, Inc.	(250)	$(875,000)	$35.00	8-18-2023	$(40,000)
Patterson-UTI Energy, Inc.	Bank of America Securities, Inc.	(1,000)	(1,400,000)	14.00	8-18-2023	(27,500)
Southwestern Energy	Bank of America Securities, Inc.	(500)	(300,000)	6.00	8-18-2023	(19,500)
Viavi Solutions, Inc.	Bank of America Securities, Inc.	(1,000)	(1,000,000)	10.00	7-21-2023	(122,500)
Put
Atkore, Inc.	Bank of America Securities, Inc.	250	3,125,000	125.00	7-21-2023	(10,000)
Concentrix Corp.	Bank of America Securities, Inc.	250	2,000,000	80.00	7-21-2023	(54,375)
Diodes, Inc.	Bank of America Securities, Inc.	250	2,250,000	90.00	8-18-2023	(101,250)
Helen of Troy Ltd.	Bank of America Securities, Inc.	250	2,125,000	85.00	8-18-2023	(37,500)
Spectrum Brands Holdings, Inc.	Bank of America Securities, Inc.	500	3,500,000	70.00	7-21-2023	(5,000)
Spectrum Brands Holdings, Inc.	Bank of America Securities, Inc.	500	3,750,000	75.00	7-21-2023	(31,250)
						$(1,594,750)
See accompanying notes to portfolio of investments
8 | Allspring Special Small Cap Value Fund

Notes to portfolio of investments—June 30, 2023 (unaudited)
Notes to portfolio of investments
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Options that are listed on a foreign or domestic exchange or market are valued at the closing mid-price. Non-listed options are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Options
The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.
The Fund may also purchase call or put options. Premiums paid are subsequently adjusted based on the current market values of the options. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.
Options traded on an exchange are regulated and terms of the options are standardized. The Fund is subject to equity price risk. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Special Small Cap Value Fund  | 9

Notes to portfolio of investments—June 30, 2023 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$46,954,222	$0	$0	$46,954,222
Consumer discretionary	291,762,469	0	0	291,762,469
Consumer staples	485,052,601	0	0	485,052,601
Energy	358,562,886	0	0	358,562,886
Financials	854,944,383	8,400	0	854,952,783
Health care	255,779,921	0	0	255,779,921
Industrials	1,639,450,395	0	0	1,639,450,395
Information technology	209,189,217	0	0	209,189,217
Materials	861,641,358	0	0	861,641,358
Real estate	28,161,868	0	0	28,161,868
Utilities	40,224,137	0	0	40,224,137
Investment companies	60,473,600	0	0	60,473,600
Short-term investments
Investment companies	214,633,489	0	0	214,633,489
Total assets	$5,346,830,546	$8,400	$0	$5,346,838,946

Liabilities
Written options	$1,594,750	$0	$0	$1,594,750
Total liabilities	$1,594,750	$0	$0	$1,594,750
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of June 30, 2023, $16,750,000 was segregated as cash collateral for open written options.
For the three months ended June 30, 2023, the Fund did not have any transfers into/out of Level 3.
10 | Allspring Special Small Cap Value Fund